Borrowings (Details) - Schedule of bonds - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Bonds Abstract
Coupon rate %	8.50%	8.50%		8.50%
Effective interest rate %	10.57%	10.57%		10.57%
Maturity date	Refer note below	Refer note below	Refer note below	September 2015
Bond net of transaction costs	$ 176,925,643	$ 171,343,445	$ 182,781,617	$ 187,014,715